Significant Risks and Uncertainties Including Business and Credit Concentrations - Additional Information (Details)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Federal Depository Insurance Corporation		$ 250,000
TOI Parent Inc.
Debt Instrument [Line Items]
Proceeds from unsecured loan		4,992,758
Accrued expenses and other current liabilities		11,758,211	$ 9,452,120	$ 4,211,283
Federal Depository Insurance Corporation		250,000	250,000
TOI Parent Inc. | 1% Paycheck Protection Program Loan, due May 13, 2022
Debt Instrument [Line Items]
Proceeds from unsecured loan			4,992,758
TOI Parent Inc. | Centers for Medicare and Medicaid Services
Debt Instrument [Line Items]
Proceeds from unsecured loan	$ 2,726,856	$ 2,726,856	2,726,856
Accrued expenses and other current liabilities			2,400,000
Maximum percentage of accelerated payment amount		100
Funded amount distributed to hospitals and other health care		$ 178,000,000,000
TOI Parent Inc. | Provider Relief Funding
Debt Instrument [Line Items]
Proceeds from unsecured loan		$ 1,022,520	$ 978,150